INVESTMENT IN ACQUISITION (Details Narrative) - Simply Whim [Member]	Sep. 20, 2022 USD ($) shares
Business Combination [Line Items]
Stock issued for acquisition, shares | shares	666,666,668
Promissory note issued for acquisition	$ 2,000,000
Total consideration paid for acquisition	$ 6,200,000